Schedule of Acquisition Contract Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Start-up cost financing	$ 7,300	$ 7,300		$ 7,300
Contract asset	(89)	(358)		(716)
Acquisition contract liabilities, net	7,211	6,942		3,242
Contingent consideration	2,500	2,400	$ 2,100	6,200	$ 7,602
Acquisition contract liabilities, net	2,500	2,400		9,542
Total acquisition contract liabilities, net	9,711	9,342		12,784
Short-Term Debt [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Start-up cost financing	7,300	7,300		3,600
Contract asset	(89)	(358)		(358)
Acquisition contract liabilities, net	7,211	6,942		3,242
Long-Term Debt [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Start-up cost financing				3,700
Contract asset				(358)
Contingent consideration	$ 2,500	2,400		6,200
Acquisition contract liabilities, net		$ 2,400		$ 9,542